Expense Example, No Redemption - FT Confluence BDC & Specialty Finance Income ETF - FT Confluence BDC & Specialty Finance Income ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 1,310
Expense Example, No Redemption, 3 Years	3,597
Expense Example, No Redemption, 5 Years	5,504
Expense Example, No Redemption, 10 Years	$ 8,998